PROVISIONS, CONTINGENCIES AND COMMITMENTS - Narrative Asset Retirement Obligation (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Provisions	$ 2,065	$ 2,407	$ 2,562
Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	380	$ 349	$ 397
Asset retirement obligations | Mining activities
Disclosure of other provisions [line items]
Provisions	293
Asset retirement obligations | Site restoration
Disclosure of other provisions [line items]
Provisions	934
Canada | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	150
Mexico | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	63
Ukraine | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	47
Germany | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	47
Brazil | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	30
Kazakstan | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions
Liberia | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	19
South Africa | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	$ 11